Label	Element	Value
HIMCO VIT Small & Mid Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HIMCO VIT Small & Mid Cap Core Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	YOUR EXPENSES.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level and would be higher if such fees and expenses were included. You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance. Because the Fund has not yet commenced operations as of the date of this prospectus, the Fund's portfolio turnover rate for the most recent fiscal year is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Fees and expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•  Your investment has a 5% return each year.

•  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements only for the first two years).

•  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization and mid-capitalization companies. The Fund defines small-capitalization and mid-capitalization as companies with market capitalizations within the collective range of companies in the Russell 2000 Index and the Russell Midcap Index. As of December 31, 2015, the market capitalization of companies included in these indices ranged from approximately $15 million to $30 billion. The Fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar denominated securities, and may trade securities actively.

The Fund's investment manager, Hartford Investment Management Company ("Hartford Investment Management") primarily uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector based on the investment manager's research and judgment. The investment manager frequently and consistently measures the characteristics of every stock in the eligible universe and reviews the portfolio to make sure it is actively positioned on the desired key fundamental characteristics for each industry. The investment manager may choose not to invest in a stock identified by the model based on qualitative factors that the investment manager believes were not effectively captured by the model.

Risk [Heading]	rr_RiskHeading	MAIN RISKS.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The primary risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its goal. For more information regarding risks and investment matters please see "Additional Information Regarding Risks and Investment Strategies" in this prospectus.

Equity Securities Risk – Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. Equity markets can be volatile. Stock prices rise and fall based on changes in an individual company's financial condition and overall market conditions. Stock prices can decline significantly in response to adverse market conditions, company-specific events and other domestic and international political and economic developments.

Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Mid Cap and Small Cap Stock Risk – Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.

Management Risk – The risk that the investment manager's strategies may not perform as expected. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends. In addition, the investment manager's qualitative decisions to adjust the Fund's portfolio holdings or the output of the quantitative model may not produce the desired results.

Investment Strategy Risk – The risk that, if the investment manager's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Foreign Investments Risk – Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Growth Orientation Risk – If the investment manager incorrectly assesses a company's prospects for growth or how other investors will value the company's growth, then the price of the company's stock may decrease, or may not increase to the level anticipated by the investment manager. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Active Trading Risk – Active trading could increase the Fund's transaction costs and may increase your taxable distributions. These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described elsewhere in the Fund's statutory prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has been in operation for less than one full calendar year, no performance history has been provided. Please see the "Related Composite Performance" section in the Fund's prospectus for performance information for other accounts managed by the investment manager with investment objectives, policies and strategies substantially similar to those of the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has been in operation for less than one full calendar year, no performance history has been provided.
HIMCO VIT Small & Mid Cap Core Fund | IB
Risk/Return:	rr_RiskReturnAbstract
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.52%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.76%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	245
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 245

[1]	Fees and expenses are estimated for the current fiscal year.
[2]	Hartford Investment Management Company has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for the Class IB shares of the Fund at the annual rate of 0.76% of the Fund's average daily net assets. This contractual arrangement will remain in effect through at least April 30, 2018, and shall renew automatically for one-year terms unless the investment manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.